Inventories - Schedule of inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Crude oil	$ 4,878	$ 5,692
Natural gas	322	119
Refined petroleum and petrochemical products	10,419	10,694
Total current inventories	15,619	16,505
Trading inventories	282	295
Current inventories arising from extractive activities and current production supplies	15,901	16,800
Supplies	2,087	2,211
Total current inventories	17,988	19,011
Cost of inventories expensed in the income statement	$ 229,878	$ 179,716	$ 132,219